Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The following table provides a summary of property and equipment:

	September 30, 2023	December 31, 2022
Computer equipment	$231	$131
Furniture and fixtures	41	41
Subtotal	272	172
Less: accumulated depreciation	(77)	(30)

Property and equipment, net	$195	$142

The following table provides a summary of property and equipment (in thousands):

	December 31,
	2022	2021
Computer equipment	$131	$—
Furniture and fixtures	41	—
Construction-in-process	—	33

Subtotal	172	33
Less: accumulated depreciation	(30)	—

Property and equipment, net	$142	$33